Victory Portfolios III

Victory Cornerstone Conservative Fund	Victory Government Securities Fund
Victory Cornerstone Moderately Conservative Fund	Victory International Fund
Victory Cornerstone Moderate Fund	Victory Precious Metals and Minerals Fund
Victory Cornerstone Moderately Aggressive Fund	Victory Sustainable World Fund
Victory Cornerstone Aggressive Fund	Victory Treasury Money Market Trust
Victory Cornerstone Equity Fund	Victory Global Equity Income Fund
Victory Emerging Markets Fund	Victory Target Managed Allocation Fund
Victory Growth and Tax Strategy Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated July 1, 2023, as supplemented ("SAI")

Effective at the close of business December 31, 2023, Paul L. McNamara retired from the Board of Trustees of Victory Portfolios III (the "Board"). All references to Mr. McNamara listed in the SAI are deleted. Effective as of January 1, 2024, Richard Y. Newton, III will serve as chair of the Board's Corporate Governance committee replacing Mr. McNamara.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory California Bond Fund

Victory New York Bond Fund

Victory Virginia Bond Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated July 1, 2023 ("SAI")

Effective at the close of business December 31, 2023, Paul L. McNamara retired from the Board of Trustees of Victory Portfolios III (the "Board"). All references to Mr. McNamara listed in the SAI are deleted. Effective as of January 1, 2024, Richard Y. Newton, III will serve as chair of the Board's Corporate Governance committee replacing Mr. McNamara.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Tax Exempt Long-Term Fund

Victory Tax Exempt Intermediate-Term Fund

Victory Tax Exempt Short-Term Fund

Victory Tax Exempt Money Market Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated July 1, 2023, as supplemented ("SAI")

Effective at the close of business December 31, 2023, Paul L. McNamara retired from the Board of Trustees of Victory Portfolios III (the "Board"). All references to Mr. McNamara listed in the SAI are deleted. Effective as of January 1, 2024, Richard Y. Newton, III will serve as chair of the Board's Corporate Governance committee replacing Mr. McNamara.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Target Retirement Income Fund

Victory Target Retirement 2030 Fund

Victory Target Retirement 2040 Fund

Victory Target Retirement 2050 Fund

Victory Target Retirement 2060 Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated September 1, 2023 ("SAI")

Effective at the close of business December 31, 2023, Paul L. McNamara retired from the Board of Trustees of Victory Portfolios III (the "Board"). All references to Mr. McNamara listed in the SAI are deleted. Effective as of January 1, 2024, Richard Y. Newton, III will serve as chair of the Board's Corporate Governance committee replacing Mr. McNamara.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III
Victory Aggressive Growth Fund	Victory Science & Technology Fund
Victory Capital Growth Fund	Victory Short-Term Bond Fund
Victory Growth Fund	Victory Small Cap Stock Fund
Victory Growth & Income Fund	Victory Value Fund
Victory Income Fund	Victory Extended Market Index Fund
Victory Income Stock Fund	Victory 500 Index Fund
Victory Core Plus Intermediate Bond Fund	Victory Nasdaq-100 Index Fund
Victory High Income Fund	Victory Global Managed Volatility Fund
Victory Money Market Fund	Victory Ultra Short-Term Bond Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated September 1, 2023, as supplemented ("SAI")

Effective at the close of business December 31, 2023, Paul L. McNamara retired from the Board of Trustees of Victory Portfolios III (the "Board"). All references to Mr. McNamara listed in the SAI are deleted. Effective as of January 1, 2024, Richard Y. Newton, III will serve as chair of the Board's Corporate Governance committee replacing Mr. McNamara.

The third paragraph under the subheading "Transfer Agent" found on pages 84-85 of the SAI, is replaced with the following:

For its services under the Transfer Agency Agreement, the Transfer Agent receives a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average daily net assets per account for the Institutional Shares of the Victory Global Managed Volatility Fund and one-tenth of one percent (0.10%) of the average net assets from the Institutional Shares of each of the Victory Aggressive Growth Fund, Victory Capital Growth Fund, Victory Core Plus Intermediate Bond Fund, Victory Growth & Income Fund, Victory Growth Fund, Victory Income Stock Fund, Victory Income Fund, Victory High Income Fund, Victory Nasdaq-100 Index Fund, Victory Short-Term Bond Fund, Victory Small Cap Stock Fund, Victory Ultra Short-Term Bond Fund, and Victory Value Fund; and one-fourth of one percent (0.25%) of the average net assets from the Victory Money Market Fund.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.